DIVIDENDS AND DISTRIBUTIONS (Q1) (Details) - $ / shares	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Dividends Declared and Paid [Abstract]
Common share distribution amount (in dollars per share)	$ 0.36	$ 0.61
Taxable ordinary income (in dollars per share)	0.36	0.61
Return of capital (in dollars per share)	0	0
Section 199A dividends (in dollars per share)	$ 0.36	$ 0.61
Regular Cash Dividend [Member]
Dividends Declared and Paid [Abstract]
Record date	Mar. 15, 2021	Dec. 23, 2020
Payment date	Mar. 31, 2021	Dec. 30, 2020
Common share distribution amount (in dollars per share)	$ 0.36	$ 0.35
Taxable ordinary income (in dollars per share)	0.36	0.35
Return of capital (in dollars per share)	0	0
Section 199A dividends (in dollars per share)	$ 0.36	$ 0.35